Earnings Per Share - Basic and Diluted Earnings Per Share Computation (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Earnings Per Share [Abstract]
Net income	$ 1,236	$ 1,078	$ 1,298
Weighted-average common and ordinary shares outstanding	776	775	778
Dilutive effect of equity plans	2	2	1
Diluted weighted-average shares outstanding	778	777	779
Basic and diluted earnings per share (in dollars per share)	$ 1.59	$ 1.39	$ 1.67
Anti-dilutive stock options excluded from diluted earnings per share computations	1	4	8